Selected Statements of Income (Loss) Data - Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Income:
Interest income	$ 4,692	$ 4,304	$ 1,778
Foreign currency exchange gain	927	730	1,313
Financial Income	5,619	5,034	3,091
Financial expenses:
Bank charges	(189)	(135)	(16)
Foreign currency exchange loss	(1,315)	(342)	(1,059)
Financial expenses	(1,504)	(477)	(1,075)
Financial income, net	$ 4,115	$ 4,557	$ 2,016